American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2020

Growth - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.5%
Boeing Co. (The)	85,260	27,135,700
Lockheed Martin Corp.	432,737	185,263,365
		212,399,065
Airlines — 0.6%
Delta Air Lines, Inc.	886,855	49,433,298
Auto Components — 0.8%
Aptiv plc	779,912	66,128,738
Biotechnology — 1.7%
Biogen, Inc.(1)	166,534	44,772,666
Vertex Pharmaceuticals, Inc.(1)	429,046	97,414,894
		142,187,560
Capital Markets — 1.1%
Charles Schwab Corp. (The)	2,081,204	94,798,842
Chemicals — 1.1%
Dow, Inc.	2,112,091	97,304,032
Consumer Finance — 0.6%
American Express Co.	393,011	51,040,339
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	293,374	56,228,061
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	538,298	70,220,974
Entertainment — 2.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	593,366	27,763,595
Take-Two Interactive Software, Inc.(1)	453,743	56,554,527
Walt Disney Co. (The)	889,541	123,032,416
		207,350,538
Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	936,030	77,765,372
SBA Communications Corp.	721,359	180,022,352
		257,787,724
Food and Staples Retailing — 0.5%
Walmart, Inc.	394,254	45,138,140
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	162,790	17,975,272
Mondelez International, Inc., Class A	1,553,551	89,142,756
		107,118,028
Health Care Equipment and Supplies — 4.1%
Baxter International, Inc.	1,673,978	149,352,317
Boston Scientific Corp.(1)	2,343,784	98,134,236
Edwards Lifesciences Corp.(1)	182,197	40,057,833
Intuitive Surgical, Inc.(1)	97,212	54,417,333
		341,961,719

Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	220,505	24,403,289
UnitedHealth Group, Inc.	743,016	202,434,709
		226,837,998
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	57,591	49,917,575
Darden Restaurants, Inc.	641,267	74,662,717
Domino's Pizza, Inc.	247,140	69,631,695
Las Vegas Sands Corp.	404,185	26,397,322
Royal Caribbean Cruises Ltd.	713,282	83,511,057
Starbucks Corp.	1,094,496	92,846,096
		396,966,462
Household Products — 1.3%
Procter & Gamble Co. (The)	858,432	106,977,796
Insurance — 0.6%
Progressive Corp. (The)	686,524	55,395,622
Interactive Media and Services — 12.1%
Alphabet, Inc., Class A(1)	518,059	742,264,574
Facebook, Inc., Class A(1)	1,186,115	239,488,480
Twitter, Inc.(1)	1,172,052	38,068,249
		1,019,821,303
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	290,452	583,436,741
IT Services — 9.4%
Fastly, Inc., Class A(1)	741,966	16,701,655
PayPal Holdings, Inc.(1)	2,100,960	239,278,334
VeriSign, Inc.(1)	192,946	40,159,780
Visa, Inc., Class A	2,484,284	494,297,988
		790,437,757
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	231,040	19,074,662
Illumina, Inc.(1)	223,354	64,788,295
		83,862,957
Machinery — 1.4%
Cummins, Inc.	726,007	116,139,340
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	217,517	42,450,618
Pharmaceuticals — 3.8%
Merck & Co., Inc.	1,958,146	167,303,994
Novo Nordisk A/S, B Shares	1,829,724	111,696,450
Zoetis, Inc.	341,160	45,787,084
		324,787,528
Road and Rail — 2.8%
Lyft, Inc., Class A(1)	634,992	30,149,420
Union Pacific Corp.	1,155,242	207,273,520
		237,422,940
Semiconductors and Semiconductor Equipment — 6.0%
Analog Devices, Inc.	703,727	77,234,038
Applied Materials, Inc.	1,162,431	67,409,374

ASML Holding NV	357,518	100,267,761
Broadcom, Inc.	421,979	128,771,112
NVIDIA Corp.	549,278	129,865,797
		503,548,082
Software — 14.2%
Datadog, Inc., Class A(1)	386,137	17,843,391
Microsoft Corp.	5,487,327	934,107,675
PagerDuty, Inc.(1)(2)	1,179,576	27,507,713
salesforce.com, Inc.(1)	746,588	136,110,458
Zendesk, Inc.(1)	788,538	68,129,683
Zoom Video Communications, Inc., Class A(1)(2)	149,736	11,424,857
		1,195,123,777
Specialty Retail — 1.7%
TJX Cos., Inc. (The)	2,382,858	140,683,936
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	1,851,983	573,207,258
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	1,813,775	174,666,533
TOTAL COMMON STOCKS (Cost $4,673,066,644)		8,370,863,706
TEMPORARY CASH INVESTMENTS — 1.2%
Federal Home Loan Bank Discount Notes, 1.53%, 2/3/20(3)	75,000,000	75,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $25,311,406), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $24,780,788)		24,778,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,349,134), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $1,317,071)		1,317,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $101,088,750)		101,095,000
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $15,009,393)	15,009,393	15,009,393
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $4,789,164,787)		8,486,968,099
OTHER ASSETS AND LIABILITIES — (0.8)%		(70,424,594)
TOTAL NET ASSETS — 100.0%		$8,416,543,505

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,901,550	USD	4,320,382	Credit Suisse AG	3/31/20	$21,528
EUR	4,922,104	USD	5,441,779	Credit Suisse AG	3/31/20	35,872
USD	95,883,274	EUR	85,408,745	Credit Suisse AG	3/31/20	834,621
USD	2,401,324	EUR	2,152,885	Credit Suisse AG	3/31/20	5,447
USD	3,295,653	EUR	2,978,125	Credit Suisse AG	3/31/20	(18,607)
						$878,861

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	100	March 2020	$2,000	$17,995,500	$507,091
S&P 500 E-Mini	109	March 2020	$5,450	17,570,800	72,859
				$35,566,300	$579,950

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,767,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $18,198,934, which includes securities collateral of $3,189,541.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,158,899,495	211,964,211	—
Temporary Cash Investments	—	101,095,000	—
Temporary Cash Investments - Securities Lending Collateral	15,009,393	—	—
	8,173,908,888	313,059,211	—
Other Financial Instruments
Futures Contracts	579,950	—	—
Forward Foreign Currency Exchange Contracts	—	897,468	—
	579,950	897,468	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,607	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.